INVENTORY (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes Of Inventories [Line Items]
Inventory expensed to cost of goods sold	$ 43,351	$ 44,395	$ 36,265
Non-cash expense related to the changes in fair value of inventory sold	$ 0	$ 0	$ 984